Asset Retirement Obligations - Summary of AROs by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Total AROs	$ 103	$ 113
Scenario, Previously Reported [Member]
Asset Retirement Obligation [Line Items]
Total AROs		108
Australia [Member]
Asset Retirement Obligation [Line Items]
Total AROs	59	67
Australia [Member] | Scenario, Previously Reported [Member]
Asset Retirement Obligation [Line Items]
Total AROs		62
South Africa [Member]
Asset Retirement Obligation [Line Items]
Total AROs	32	34
Botlek
Asset Retirement Obligation [Line Items]
Total AROs		11
Hamilton
Asset Retirement Obligation [Line Items]
Total AROs		1
The Netherlands [Member]
Asset Retirement Obligation [Line Items]
Total AROs	11	11
United States [Member]
Asset Retirement Obligation [Line Items]
Total AROs	$ 1	$ 1